UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-03657

Deutsche State Tax-Free Income Series

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 5/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of May 31, 2016 (Unaudited)

Deutsche California Tax-Free Income Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 96.9%
California 96.0%
Alameda County, CA, Industrial Development Authority Revenue, Autumn Press, Inc. Project, AMT, 0.5% *, 11/1/2029, LOC: Wells Fargo Bank NA	547,000	547,000
Alameda, CA, Corridor Transportation Authority:
Series B, 5.0%, 10/1/2035, INS: AGMC	1,250,000	1,520,275
Series B, 5.0%, 10/1/2036, INS: AGMC	1,050,000	1,272,789
Series B, 5.0%, 10/1/2037, INS: AGMC	500,000	603,575
Anaheim, CA, Other General Obligation Lease, Public Financing Authority, Public Improvements Project:
Series C, Zero Coupon, 9/1/2017, INS: AGMC	1,455,000	1,438,660
Series C, Zero Coupon, 9/1/2018, INS: AGMC	1,000,000	973,470
Series C, 6.0%, 9/1/2016, INS: AGMC	530,000	536,874
Series A, 6.0%, 9/1/2024, INS: AGMC	3,500,000	4,378,185
Anaheim, CA, Redevelopment Agency Tax Allocation, Merged Redevelopment Project Area, Series A, 5.0%, 2/1/2025, INS: AGMC	5,000,000	5,322,800
Big Bear Lake, CA, Industrial Revenue, Southwest Gas Corp. Project, Series A, AMT, 0.4% *, 12/1/2028, LOC: Wells Fargo Bank NA	1,700,000	1,700,000
Big Bear Lake, CA, Water Revenue, 6.0%, 4/1/2022, INS: NATL	11,890,000	13,378,747
Brentwood, CA, Infrastructure Financing Authority, Water Revenue, Prerefunded, 5.75%, 7/1/2038	2,000,000	2,210,060
Cabrillo, CA, County General Obligation Lease, Unified School District, Series A, Zero Coupon, 8/1/2019, INS: AMBAC	4,000,000	3,791,800
California, Abag Finance Authority For Nonprofit Corp., Sharp Healthcare Obligated Group, Series C, 0.39% *, 8/1/2035, LOC: Citibank NA	600,000	600,000
California, Alum Rock Union Elementary School District, Election of 2012, Series A, 5.5%, 8/1/2034	5,000,000	6,195,550
California, Coast Community College District, Election of 2012, Series A, 5.0%, 8/1/2038	11,185,000	13,414,730
California, Eastern Municipal Water District, Water & Wastewater Revenue:
Series A, 5.0%, 7/1/2037	2,755,000	3,393,086
Series A, 5.0%, 7/1/2038	1,930,000	2,372,144
Series A, 5.0%, 7/1/2039	2,025,000	2,479,774
California, Educational Facilities Authority Revenue, Pitzer College, 6.0%, 4/1/2040	10,000,000	11,790,900
California, EL Dorado Irrigation District Revenue, Series A, 5.0%, 3/1/2034, INS: AGMC	3,000,000	3,569,520
California, Foothill-Eastern Transportation Corridor Agency, Toll Road Revenue, Series A, 5.75%, 1/15/2046	12,500,000	14,751,500
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, 5.0%, 6/1/2040	5,000,000	5,935,350
California, Grossmont-Cuyamaca Community College District, Election of 2012, Series A, 5.25%, 8/1/2033	7,425,000	9,162,450
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2039	4,000,000	4,574,200
California, Health Facilities Financing Authority Revenue, Providence Health & Services:
Series B, 5.5%, 10/1/2039	2,500,000	2,847,550
Series C, Prerefunded, 6.5%, 10/1/2033	2,000,000	2,268,220
California, Health Facilities Financing Authority Revenue, Sutter Health, Series A, 5.25%, 8/15/2022	1,665,000	1,828,570
California, Los Rios Community College District, Election of 2008, Series A, 5.0%, 8/1/2035	10,000,000	11,539,000
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	6,820,000	10,232,592
California, Marin Water District Financing Authority Revenue:
Series A, 5.0%, 7/1/2035	2,830,000	3,231,747
Series A, 5.0%, 7/1/2040	9,675,000	11,048,463
California, Mount San Antonio Community College District, Election of 2008, Series 2013A, 5.0%, 8/1/2034	8,520,000	10,294,290
California, Ohlone Community College District, Series C, 4.0%, 8/1/2041	6,115,000	6,743,072
California, San Gorgonio Memorial Healthcare, Election of 2006, Series C, Prerefunded, 7.2%, 8/1/2039	10,000,000	10,769,900
California, San Mateo Foster City School District, Election 2015, Series A, 4.0%, 8/1/2040	7,680,000	8,505,446
California, South Bayside Waste Management Authority Revenue, Solid Waste Enterprise, Shoreway Environmental, Series A, 6.0%, 9/1/2036	5,000,000	5,760,300
California, State Department of Water Resources Revenue, Center Valley Project, Water Systems:
Series AJ, 5.0%, 12/1/2035	10,690,000	12,471,595
Series AH, 5.25%, 12/1/2035	1,555,000	1,845,210
California, State Educational Facilities Authority Revenue, Pepperdine University, 5.0%, 9/1/2040	2,335,000	2,818,625
California, State General Obligation:
Series A, 0.37% *, 5/1/2040, LOC: Royal Bank of Canada	1,000,000	1,000,000
Series A, 0.38% *, 5/1/2040, LOC: Royal Bank of Canada	400,000	400,000
Series B, 0.38% *, 5/1/2040, LOC: Mizuho Bank Ltd.	2,000,000	2,000,000
5.0%, 2/1/2033	12,000,000	14,144,640
5.0%, 8/1/2034	5,000,000	6,114,500
5.0%, 4/1/2037	5,000,000	5,960,500
5.0%, 2/1/2043	5,000,000	5,890,700
5.0%, 3/1/2045	6,000,000	7,172,100
5.25%, 9/1/2030	10,000,000	11,947,600
5.25%, 9/1/2032	4,000,000	4,767,840
5.25%, 10/1/2032	15,000,000	17,923,500
5.25%, 4/1/2035	8,000,000	9,679,440
6.25%, 11/1/2034	10,000,000	11,796,000
6.5%, 4/1/2033	14,610,000	16,911,367
California, State General Obligation, Various Purposes:
6.0%, 4/1/2038	7,450,000	8,508,198
6.0%, 11/1/2039	10,000,000	11,708,400
California, State Green Bonds, 5.0%, 10/1/2037	3,500,000	4,239,375
California, State Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series B, 0.38% *, 3/1/2047, LOC: Bank of Montreal	5,000,000	5,000,000
California, State Health Facilities Financing Authority Revenue, Children's Hospital, Series C, 0.39% *, 11/1/2038, GTY: Children's Healthcare of California, LOC: U.S. Bank NA	480,000	480,000
California, State Health Facilities Financing Authority Revenue, Lucile Salter Packard Children's Hospital, Series A, 5.0%, 8/15/2043	3,480,000	4,073,827
California, State Health Facilities Financing Authority Revenue, Scripps Health, Series A, 5.0%, 11/15/2032	1,000,000	1,156,550
California, State Health Facilities Financing Authority Revenue, St. Joseph Health Systems, Series A, 0.41% *, 7/1/2041, LOC: Union Bank NA	2,500,000	2,500,000
California, State Health Facilities Financing Authority Revenue, Sutter Health Obligated Group, Series A, 5.0%, 8/15/2043	3,750,000	4,435,275
California, State Infrastructure & Economic Development Bank Revenue, The Bay Institute Aquarium Foundation, 0.4% *, 6/1/2025, LOC: Union Bank NA	1,460,000	1,460,000
California, State Kindergarten, Series A6, 0.38% *, 5/1/2034, LOC: Citibank NA	900,000	900,000
California, State Municipal Finance Authority Revenue, Chevron U.S.A., Inc. Project, Recovery Zone Bonds, Series B, 0.29% *, 11/1/2035, GTY: Chevron Corp.	20,000	20,000
California, State Public Works Board, Lease Revenue, Series A, 5.0%, 9/1/2039	10,000,000	11,935,100
California, State Public Works Board, Lease Revenue, Capital Projects:
Series I, 5.5%, 11/1/2033	5,400,000	6,772,788
Series G-1, 5.75%, 10/1/2030	5,500,000	6,369,495
Series I-1, 6.375%, 11/1/2034	3,000,000	3,583,680
California, State Public Works Board, Lease Revenue, Department of Corrections & Rehabilitation, Series G, 5.25%, 9/1/2033	7,540,000	9,265,906
California, State University Revenue:
Series A, 5.0%, 11/1/2037	8,000,000	9,420,880
Series A, 5.0%, 11/1/2039	2,000,000	2,419,540
Series A, Prerefunded, 5.25%, 11/1/2038	6,500,000	7,325,825
California, Statewide Communities Development Authority Revenue, American Baptist Homes West, 6.25%, 10/1/2039, GTY: American Baptist Foundation	7,000,000	8,028,930
California, Statewide Communities Development Authority Revenue, Cottage Health Obligation Group, 5.25%, 11/1/2030	6,000,000	6,884,580
California, Statewide Communities Development Authority Revenue, Covenant Retirement Communities, Inc., Series C, 5.625%, 12/1/2036	2,500,000	2,815,300
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center, Series A, 144A, 5.0%, 12/1/2036	5,000,000	5,641,750
California, Statewide Communities Development Authority Revenue, Sutter Health, Series A, 6.0%, 8/15/2042	10,340,000	12,421,235
California, Statewide Communities Development Authority, Certificates of Participation, 0.39% *, 2/1/2028, LOC: Union Bank of CA	770,000	770,000
California, Sweetwater Union High School District, 5.0%, 8/1/2035	5,000,000	6,091,350
California, Washington Township Health Care District, Election of 2004, Series B, 5.5%, 8/1/2038	4,000,000	4,921,160
California, West Contra Costa Unified School District, Series A, 5.0%, 8/1/2035	4,250,000	5,127,072
California, West Contra Costa Unified School District, Election of 2012, Series A, 5.5%, 8/1/2039	10,000,000	12,333,300
California, Western Municipal Water District Facilities Authority Revenue, Series B, Prerefunded, 5.0%, 10/1/2039	19,155,000	21,744,756
Carson, CA, Redevelopment Housing Agency, Tax Allocation, Series A, 5.25%, 10/1/2036	2,710,000	3,087,367
Cerritos, CA, Community College District, Series A, 5.0%, 8/1/2039	4,355,000	5,250,998
Contra Costa County, CA, GNMA Mortgage-Backed Securities Program, AMT, ETM, 7.75%, 5/1/2022	1,645,000	1,968,884
Cupertino, CA, Union School District, Election of 2012:
Series B, 5.0%, 8/1/2034	1,000,000	1,238,570
Series B, 5.0%, 8/1/2035	2,305,000	2,831,370
Series B, 5.0%, 8/1/2036	1,140,000	1,393,593
Dry Creek, CA, School District General Obligation, Joint Elementary School District, Series A, Zero Coupon, 5/1/2022, INS: AGMC	1,385,000	1,245,586
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue:
Series A, Prerefunded, 5.0%, 6/1/2037, INS: AMBAC	10,000,000	10,443,200
Series C, 5.0%, 6/1/2044	5,000,000	5,989,400
Escondido, CA, School District General Obligation, Unified High School District, ETM, Zero Coupon, 11/1/2020, INS: NATL	7,000,000	6,613,460
Foothill, CA:
ETM, Zero Coupon, 1/1/2018, INS: AGC, AGMC	10,000,000	9,848,700
ETM, Zero Coupon, 1/1/2020, INS: AGC, AGMC	10,000,000	9,548,000
Foothill-De Anza Community College District, CA, Series C, 5.0%, 8/1/2040	7,555,000	8,764,102
Foothill-De Anza Community College District, CA, Capital Appreciation, Zero Coupon, 8/1/2016, INS: NATL	4,755,000	4,750,911
Garden Grove, CA, Unified School District, Election of 2010, Series C, 5.25%, 8/1/2037	2,500,000	3,043,625
Long Beach, CA, Harbor Revenue, Series D, 5.0%, 5/15/2039	1,435,000	1,732,762
Long Beach, CA, Unified School District, 5.0%, 8/1/2032	5,245,000	6,318,914
Los Angeles County, CA, Multi-Family Housing Authority Revenue, Malibu Meadows II, Series C, 0.38% *, 4/15/2028, LIQ: Fannie Mae	300,000	300,000
Los Angeles, CA, Department of Airports Revenue:
Series A, AMT, 5.0%, 5/15/2040	8,900,000	10,410,597
Series A, 5.25%, 5/15/2039	5,000,000	5,598,600
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2040	15,000,000	17,057,250
Los Angeles, CA, Department of Water & Power Revenue, Power System, Series B, 5.0%, 7/1/2043	1,250,000	1,486,475
Los Angeles, CA, Department of Water & Power, Waterworks Revenue:
Series A, 5.0%, 7/1/2036	2,500,000	2,973,300
Series A, 5.0%, 7/1/2041	2,500,000	2,858,700
Los Angeles, CA, Harbor Department:
Series A, AMT, 5.0%, 8/1/2035	6,000,000	7,130,880
Series A, AMT, 5.0%, 8/1/2044	10,000,000	11,651,300
Los Angeles, CA, Municipal Improvement Corp., Lease Revenue, Real Property, Series B, 5.0%, 11/1/2031 (a)	10,000,000	12,509,200
Los Angeles, CA, Pollution Control Revenue, ETM, 6.0%, 6/1/2021, INS: NATL	2,000,000	2,472,740
Los Angeles, CA, Unified School District, Series F, 5.0%, 1/1/2034	7,540,000	8,476,770
Los Angeles, CA, Wastewater System Revenue, Series D, 5.0%, 6/1/2033	7,000,000	8,650,390
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Series A, 5.0%, 6/1/2035	4,000,000	4,899,000
Mount Diablo, CA, Unified School District, Election of 2010, Series E, 5.0%, 6/1/2037	4,000,000	4,741,320
Murrieta Valley, CA, General Obligation, Unified School District, Prerefunded, 5.0%, 9/1/2026, INS: AGMC	3,155,000	3,327,105
Northern California, Power Agency, Hydroelectric Project No. 1, Series A, 5.0%, 7/1/2031	1,100,000	1,299,892
Palmdale, CA, School District General Obligation, School Building Project, Zero Coupon, 10/1/2019, INS: AGMC	1,420,000	1,332,585
Pittsburg, CA, Redevelopment Agency Tax Allocation, Los Medanos Community Project, Series A, Prerefunded, 6.5%, 9/1/2028	10,000,000	11,286,300
Port of Oakland, CA, Series 0, AMT, 5.125%, 5/1/2030	1,500,000	1,707,000
Rancho, CA, Water District Financing Authority Revenue, Series A, 5.0%, 8/1/2027, INS: FGIC	2,500,000	2,617,500
Redwood City, CA, School District General Obligation, Elementary School District, Zero Coupon, 8/1/2017, INS: NATL	1,635,000	1,611,619
Riverside County, CA, Certificates of Participation, Public Safety Communication & Woodcrest Library, 0.44% *, 11/1/2039, LOC: Bank of America NA	550,000	550,000
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	5,000,000	5,869,450
Sacramento County, CA, Airport Systems Revenue, Series B, 5.75%, 7/1/2039	2,500,000	2,741,500
Sacramento County, CA, Sanitation Districts Financing Authority Revenue, Series A, 5.0%, 12/1/2044	7,465,000	8,936,128
Sacramento County, CA, Water Finance Authority Revenue, Water Agency Zones 40 & 41, Series B, 0.996% **, 6/1/2039, INS: NATL	10,000,000	8,718,200
Sacramento, CA, Municipal Utility District, Electric Revenue:
Series U, 5.0%, 8/15/2026, INS: AGMC	2,615,000	2,852,207
Series U, 5.0%, 8/15/2028, INS: AGMC	2,045,000	2,227,659
Sacramento, CA, Other General Obligation Lease, City Financing Authority, Series A, 5.4%, 11/1/2020, INS: AMBAC	4,275,000	4,689,675
Sacramento, CA, Sales & Special Tax Revenue, Finance Authority, Series B, Zero Coupon, 11/1/2016, INS: NATL	2,685,000	2,676,703
San Bernardino, CA, County General Obligation, Medical Center Financing Project, 5.5%, 8/1/2017, INS: NATL	1,160,000	1,189,267
San Bruno Park, CA, School District, General Obligation:
Zero Coupon, 8/1/2017, INS: AGMC	1,000,000	990,530
Zero Coupon, 8/1/2019, INS: AGMC	1,100,000	1,051,358
San Diego County, CA, Certificates of Participation, County Administration Center Waterfront Park, 5.125%, 2/1/2042	5,000,000	5,736,750
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 5.0%, 7/1/2038	1,500,000	1,704,465
San Diego County, CA, Water Authority:
Series B, 5.0%, 5/1/2031	5,000,000	5,781,100
5.0%, 5/1/2034	7,920,000	9,454,500
San Diego, CA, Community College District, Election of 2002:
5.0%, 8/1/2032	1,000,000	1,218,740
5.25%, 8/1/2033	10,000,000	11,360,300
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	5,000,000	5,827,100
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue, Series A, Prerefunded, 5.25%, 5/15/2039	10,000,000	11,283,900
San Francisco City & County, CA, Airports Commission, International Airport Revenue:
Series A, AMT, 5.0%, 5/1/2039	5,375,000	6,168,189
Series A, AMT, 5.5%, 5/1/2028	6,000,000	7,269,600
San Francisco City & County, CA, Redevelopment Agency, Series C, AMT, 0.41% *, 6/15/2034, LIQ: Fannie Mae	3,650,000	3,650,000
San Francisco City & County, CA, Redevelopment Agency, Mission Bay South Redevelopment Project, Series A, 5.0%, 8/1/2043	2,100,000	2,425,164
San Francisco, CA, Bay Area Rapid Transit District, Series A, 5.0%, 7/1/2036	1,500,000	1,775,415
San Francisco, CA, Bay Area Rapid Transit District, Election of 2004, Series B, Prerefunded, 5.0%, 8/1/2027	5,085,000	5,342,454
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, 6.0%, 5/1/2039	15,000,000	17,227,050
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series B, 5.0%, 11/1/2039	12,500,000	14,111,375
Series A, 5.125%, 11/1/2039	10,400,000	11,784,136
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay North Redevelopment, Series C, Prerefunded, 6.75%, 8/1/2041	1,000,000	1,255,000
San Joaquin Hills, CA, Toll Road Revenue, Transportation Corridor Agency:
Series A, Zero Coupon, 1/15/2017, INS: NATL	3,965,000	3,918,015
Series A, Zero Coupon, 1/15/2018, INS: NATL	2,640,000	2,551,824
Series A, Zero Coupon, 1/15/2019, INS: NATL	3,185,000	3,001,958
San Jose, CA, Evergreen Community College District, Election of 2010:
Series A, 5.0%, 8/1/2035	2,100,000	2,509,479
Series A, 5.0%, 8/1/2037	3,760,000	4,468,910
Series A, 5.0%, 8/1/2041	6,500,000	7,725,510
San Juan, CA, San Juan Project, Series D, ETM, 6.75%, 7/1/2020, INS: NATL	675,000	756,526
San Luis Obispo County, CA, Financing Authority Revenue:
Series A, 5.0%, 9/1/2033, INS: Build America Mutual	3,625,000	4,405,897
Series A, 5.0%, 9/1/2034, INS: Build America Mutual	2,205,000	2,661,700
San Marcos, CA, Unified School District, Election of 2010, Series A, 5.0%, 8/1/2038	12,500,000	14,500,500
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Youth Services Campus, Series A, Prerefunded, 5.0%, 7/15/2033	3,500,000	3,818,815
Santa Ana, CA, Financing Authority, Police Administration & Holding Facility:
Series A, 6.25%, 7/1/2024, INS: NATL	1,000,000	1,264,860
Series A, ETM, 6.25%, 7/1/2024, INS: NATL	1,000,000	1,262,500
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.5%, 9/1/2017, INS: NATL	1,005,000	1,061,099
5.5%, 9/1/2018, INS: NATL	1,060,000	1,159,693
5.6%, 9/1/2019, INS: NATL	1,115,000	1,262,225
5.6%, 9/1/2020, INS: NATL	1,180,000	1,372,954
5.65%, 9/1/2024, INS: NATL	1,445,000	1,819,587
5.65%, 9/1/2025, INS: NATL	1,520,000	1,926,858
5.65%, 9/1/2026, INS: NATL	1,605,000	2,050,452
Santa Monica, CA, Community College District, 2008 Election, Series B, 5.0%, 8/1/2044	7,000,000	8,405,460
Santa Monica, CA, Redevelopment Agency Tax Allocation, Earthquake Recovery Redevelopment, 5.875%, 7/1/2036	2,125,000	2,542,690
Southern California, Metropolitan Water District:
Series C, 5.0%, 7/1/2031	5,195,000	5,828,582
Series C, 5.0%, 7/1/2035	3,000,000	3,384,480
Southern California, Metropolitan Water District, Waterworks Revenue:
Series A, 5.75%, 7/1/2021	970,000	1,125,889
Series A, ETM, 5.75%, 7/1/2021	270,000	331,525
Southern California, Public Power Authority Revenue, APEX Power Project:
Series A, 5.0%, 7/1/2036	1,960,000	2,369,189
Series A, 5.0%, 7/1/2037	2,000,000	2,407,660
Series A, 5.0%, 7/1/2038	5,750,000	6,931,452
Tahoe Truckee, CA, School District General Obligation, Unified School District Capital Improvement, Series A, Zero Coupon, 8/1/2022, INS: NATL	3,600,000	3,176,496
Torrance, CA, Torrance Memorial Medical Center, Series A, 5.0%, 9/1/2040	2,000,000	2,204,160
University of California, State Revenues, Series AM, 5.25%, 5/15/2038	5,000,000	6,141,650
Walnut, CA, Energy Center Authority Revenue, 5.0%, 1/1/2033	2,045,000	2,502,487
West Basin, CA, Municipal Water District Revenue, Series B, 5.0%, 8/1/2036	7,000,000	8,075,340
		1,015,442,780
Guam 0.6%
Guam, Government Business Privilege Tax Revenue, Series D, 5.0%, 11/15/2034	5,600,000	6,551,216
Puerto Rico 0.2%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A, 5.75%, 8/1/2037	5,000,000	2,017,100
Virgin Islands 0.1%
Virgin Islands, Public Finance Authority Revenue, Capital Projects, Series A-1, 5.0%, 10/1/2039	875,000	932,374
Total Municipal Bonds and Notes (Cost $918,847,054)		1,024,943,470
Underlying Municipal Bonds of Inverse Floaters (b) 9.6%
California
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (c)	13,870,000	14,383,595
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-3, 144A, 17.108%, 10/1/2016, Leverage Factor at purchase date: 4 to 1
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2026 (c)	17,205,000	17,842,088
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-2, 144A, 17.125%, 10/1/2016, Leverage Factor at purchase date: 4 to 1
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2023 (c)	3,157,062	3,429,121
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2024 (c)	2,214,459	2,405,289
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2025 (c)	1,845,696	2,004,748
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, Prerefunded, 5.0%, 12/1/2023 (c)	1,881	2,044
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, Prerefunded, 5.0%, 12/1/2024 (c)	43,273	47,002
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, Prerefunded, 5.0%, 12/1/2025 (c)	35,748	38,828
Trust: California, State Department of Water Resources, Water Revenue, Series 2705, 144A, 12.277%, 12/1/2023, Leverage Factor at purchase date: 3 to 1
California, University of California Revenues, Series O, Prerefunded, 5.25%, 5/15/2039 (c)	1,692,650	1,901,607
California, University of California Revenues, Series O, 5.25%, 5/15/2039 (c)	8,727,350	9,804,742
Trust: California, University of California Revenues, Series 3368-2, 144A, 18.09%, 11/15/2032, Leverage Factor at purchase date: 4 to 1
California, University of California Revenues, Series O, 5.75%, 5/15/2034 (c)	5,000,000	5,719,500
Trust: California, University of California Revenues, Series 3368, 144A, 20.09%, 11/15/2016, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Community College District, Election of 2008, Series A, 6.0%, 8/1/2033 (c)	10,000,000	11,589,000
Trust: Los Angeles, CA, Community College District, Series R-11728, 144A, 26.32%, 2/1/2017, Leverage Factor at purchase date: 5 to 1
Los Angeles, CA, Department of Water & Power Revenue, Series A, 5.0%, 7/1/2039 (c)	10,000,000	11,009,400
Trust: Los Angeles, CA, Department of Water & Power Revenue, Series 3325, 144A, 17.06%, 1/1/2033, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Wastewater Systems Revenue, Prerefunded, Series A, 5.75%, 6/1/2034 (c)	5,555,000	6,355,031
Los Angeles, CA, Wastewater Systems Revenue, Series A, 5.75%, 6/1/2034 (c)	4,445,000	5,085,169
Trust: Los Angeles, CA, Wastewater Systems Revenue, Series 3371-1, 144A, 20.09%, 12/1/2016, Leverage Factor at purchase date: 4 to 1
San Francisco, CA, Bay Area Rapid Transit District, Election of 2004, Series B, 5.0%, 8/1/2032 (c)	10,002,999	10,509,419
Trust: San Francisco, CA, General Obligation, Series 3161, 144A, 13.038%, 2/1/2017, Leverage Factor at purchase date: 3 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $92,431,560)		102,126,583
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,011,278,614) †	106.5	1,127,070,053
Floating Rate Notes (b)	(6.5)	(69,281,118)
Other Assets and Liabilities, Net	0.0	142,266
Net Assets	100.0	1,057,931,201

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of May 31, 2016.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of May 31, 2016.
†	The cost for federal income tax purposes was $941,589,292. At May 31, 2016, net unrealized appreciation for all securities based on tax cost was $116,199,643. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $119,051,044 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,851,401.
(a)	When-issued security.
(b)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(c)	Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
FGIC: Financial Guaranty Insurance Co.
GNMA: Government National Mortgage Association
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (d)	$—	$1,127,070,053	$—	$1,127,070,053
Total	$—	$1,127,070,053	$—	$1,127,070,053

There have been no transfers between fair value measurement levels during the period ended May 31, 2016.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche California Tax-Free Income Fund, a series of Deutsche State Tax-Free Income Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 22, 2016